ORGANIZATION AND PRINCIPAL ACTIVITIES (Details Textual) - USD ($) $ in Millions	1 Months Ended	12 Months Ended
	Aug. 31, 2015	Feb. 29, 2016	Feb. 28, 2015	Feb. 28, 2014
Organization And Principal Activities [Line Items]
Net Revenue From Variable Interest Entity And Subsidiaries Of Variable Interest Entity And Schools As Percentage Of Total Net Revenue		92.90%
Term of Agreement, Description		10 years
Dongfangrenli’s [Member]
Organization And Principal Activities [Line Items]
Sale of Stock, Percentage of Ownership after Transaction	100.00%
Xinxin Xiangrong [Member]
Organization And Principal Activities [Line Items]
Number of Legal Owners of Variable Interest Entities		3
Mr Bangxin Zhang [Member]
Organization And Principal Activities [Line Items]
Voting Interest Percentage In Any Vote Pertaining To Any Specific Matters Related To Deed		50.00%
Number Of Votes Considered For Deduction For Appointment And Removal Of Director By Shareholders		1
Variable Interest Entity, Primary Beneficiary, Aggregated Disclosure [Member]
Organization And Principal Activities [Line Items]
Amount Payable By Variable Interest Entity Subsidiaries Of Variable Interest Entity And Schools To Wholly Foreign Owned Enterprise		$ 17.9	$ 18.7	$ 20.6
Beijing Xueersi Education Technology Co Ltd and Beijing Xueersi Education Network Co Ltd [Member]
Organization And Principal Activities [Line Items]
Number of Legal Owners of Variable Interest Entities		4